Convertible Promissory Notes (Details) - USD ($) $ in Thousands	Feb. 12, 2029	Feb. 12, 2026	Jun. 30, 2026	Dec. 31, 2025
Convertible Promissory Notes [Line Items]
Aggregate principal amount (in Dollars)		$ 10,000
Principal amount		2,000
Purchase price		$ 1,800
Percentage of purchase price			90.00%
Percentage of warrant coverage			100.00%
Number of shares (in Shares)			580,973	365,444
Forecast [Member]
Convertible Promissory Notes [Line Items]
Warrants exercisable term	3 years
Warrants [Member]
Convertible Promissory Notes [Line Items]
Number of shares (in Shares)			3,651,554
Warrants [Member] | Forecast [Member]
Convertible Promissory Notes [Line Items]
Number of shares (in Shares)	4.9294
Bottom of range [member]
Convertible Promissory Notes [Line Items]
Interest rate			4.00%
Top of range [member]
Convertible Promissory Notes [Line Items]
Interest rate			14.00%